Summary of Significant Accounting Policies (Details 7)						12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Interest rate swap USD ($) instrument	Dec. 31, 2010 Interest rate swap USD ($)	Dec. 31, 2011 Interest rate cap USD ($) instrument	Dec. 31, 2011 USD-Yen currency forward contract JPY (¥)	Dec. 31, 2010 USD-Yen currency forward contract JPY (¥)	Dec. 31, 2009 USD-Yen currency forward contract JPY (¥)	Dec. 31, 2011 USD-Yen currency forward contract USD ($)	Dec. 31, 2011 USD-Euro currency forward contract EUR (€)
Derivative financial instruments
Number of Instruments			3		3
Notional Amount			$ 485,800,000		$ 381,300,000
Interest rate derivative liability, fair value			10,000,000	19,500,000
Gross accumulated other comprehensive income (loss) related to derivative activities	115,833,000	40,069,000
Foreign currency contract, notional amount entered into during period						3,800,000,000	1,700,000,000	3,000,000,000		141,300,000
Notional amount, foreign currency derivatives (in Japanese Yen)						2,600,000,000
Liability balance, foreign exchange forward contracts									2,200,000
Asset value of forwards included in deferred costs and other assets	$ 14,900,000